OTHER INCOME (Schedule of Other Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER INCOME [Abstract]
Losses from sale of assets	$ (10.6)	$ (2.7)
Other components of net benefit cost (note 2)	18.9
Interest income and other revenue	2.7	8.7
Gains (losses) on investments	(10.1)	3.6
Total other income (loss)	$ 0.9	$ 9.6